Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 20,016,146
Amortization accumulated	(253,119)	$ (113,020)
Balances at the end of the period	31,466,484		$ 20,016,146
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	1,377,010
Balances at the end of the period	4,883,799		1,377,010
Other intangible assets | Amortization accumulated
Disclosure of detailed information about intangible assets [line items]
Amortization accumulated	6,272,560		5,727,661
Licenses | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	5,243,953
Balances at the end of the period	9,322,974		5,243,953
Exploration expenses, evaluation of assets and concessions | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	1,860,718
Balances at the end of the period	$ 1,833,385		$ 1,860,718